SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2013
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

12. SUBSEQUENT EVENTS

In April 2013, one investor converted convertible debentures in the amount of $22,500 into 50,000 of the Company’s common shares. In May 2013, one investor converted convertible debentures in the amount of $125,000 into 277,778 of the Company’s common shares.